Dec. 16, 2015
BofA Government Reserves
BofA Government Reserves

BofA FUNDS SERIES TRUST

Supplement dated December 16, 2015 to the Prospectuses dated January 1, 2015, as supplemented, of the following Funds

BofA Government Plus Reserves

BofA Government Reserves

BofA Treasury Reserves

(each, a Fund and, collectively, the Funds)

The Funds’ Board of Trustees, on behalf of each Fund, has approved changes to the investment strategies of each Fund in order for each Fund to be a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.  In addition, the Funds have elected not to be subject to liquidity fees and/or temporary suspensions of redemptions (redemption gates).  These changes will become effective January 1, 2016, at which time the Funds’ prospectuses will be revised as follows:

The first and second paragraphs of the section entitled “BofA Government Reserves — Principal Investment Strategies” of each prospectus of BofA Government Reserves are deleted and replaced with the following:

The Fund invests in high-quality money market instruments.  Under normal circumstances, the Fund purchases only first-tier securities that consist of U.S. Government obligations, which include U.S. Treasury obligations. It is anticipated that the interest paid on these securities generally will be exempt from state income tax.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940.  A “government money market fund” is required to invest at least 99.5% of its total assets in cash; securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or repurchase agreements that are collateralized fully, and is exempt from requirements that permit money market funds to impose liquidity fees and/or temporary redemption gates.  The Fund has elected not to be subject to liquidity fees and/or redemption gates.

Shareholders should retain this Supplement for future reference.